Introduction, Presentation and Other Information - Capital Mgmt, Other information (Details)			12 Months Ended
	Feb. 06, 2019 USD ($)	Feb. 06, 2019 EUR (€)	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Percentage of assets weighted by risk			13.50%	13.50%
Planned coverage percentage of loan portfolio under advanced internal ratings based approach			90.00%	90.00%
Number of key markets | item			10	10
Issue of convertible instruments	$ 1,200,000,000	€ 1,052,000,000
Borrowings, interest rate	7.50%	7.50%
Initial interest rate period	5 years	5 years
Borrowings, adjustment to interest rate basis	4.989%	4.989%
Borrowings, interest rate basis	5-year Mid Swap Rate	5-year Mid Swap Rate
Line of credit extended by IMF to Argentina | $			$ 57,000,000,000
Closing foreign exchange rate			43.12	43.12
Reclassification adjustments on exchange differences on translation, net of tax				€ 398,000,000	€ (1,716,000,000)
Revaluation gains/(losses)				€ 104,000,000	€ (131,000,000)
ARGENTINA
Disclosure of initial application of standards or interpretations [line items]
Annual inflation rate, as a percent			47.64%	47.64%
3-year inflation rate, as a percent			147.00%	147.00%